Inventories - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories, net
Inventories adjustment	$ 23,785	$ 9,017	$ 9,759